Share option plans (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Risk-free interest rate, Minimum		1.20%	1.30%
Risk-free interest rate ,Maximum		2.10%	1.90%
Risk-free interest rate	0.00%
Expected option term (years)	0 years
Expected price volatility, Maninum		79.30%	70.40%
Expected price volatility, Maximum		90.60%	83.70%
Expected price volatility	0.00%
Dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Expected option term (years)		5 years	5 years 1 month 6 days
Maximum [Member]
Expected option term (years)		7 years	7 years